RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amount due from related parties		$ 135,000
Mercer Park, L.P.
Disclosure of transactions between related parties [line items]
Advance paid for services	$ 934,683	83,371
Management fees	11,085,048	4,125,611
Lease fees	574,516	462,300
Glass House Brands Inc.
Disclosure of transactions between related parties [line items]
Amount due from related parties	0	135,000
Panther Residential Management, LLC ("Panther")
Disclosure of transactions between related parties [line items]
Office expenses	82,000	102,000
Rental fees	900,000	450,000
Interest expense	$ 241,783	$ 297,805